SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	35.00%	42.00%	45.00%
Risk-free interest rate (%)	1.90%	1.89%	1.87%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	42.00%	43.00%	54.00%
Risk-free interest rate (%)	2.93%	2.42%	2.35%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	10.00%	10.00%	10.00%